As filed with the Securities and Exchange Commission on April 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Address of principal executive offices) (Zip code)

Robert McIver
5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

The Jensen Portfolio, Inc.
Schedule of Investments
February 28, 2009 (Unaudited)
(showing percentage of total net assets)

SHARES		VALUE
	Common Stock - 97.76%
	Aerospace & Defense - 2.65%
960,000	United Technologies Corporation	$39,196,800
	Beverages - 8.63%
1,291,000	The Coca-Cola Company	52,737,350
1,551,000	PepsiCo, Inc.	74,665,140
		127,402,490
	Capital Markets - 0.82%
532,000	T. Rowe Price Group, Inc.	12,097,680
	Chemicals - 4.38%
1,103,000	Ecolab, Inc.	35,053,340
523,000	Praxair, Inc.	29,680,250
		64,733,590
	Commercial Banks - 1.93%
2,353,000	Wells Fargo & Company	28,471,300
	Electrical Equipment - 4.34%
41,046	AMETEK, Inc.	1,086,077
2,352,000	Emerson Electric Co.	62,916,000
		64,002,077
	Electronic Equipment & Instruments - 3.36%
1,951,200	Amphenol Corporation	49,599,504
	Food & Staples Retailing - 3.40%
2,333,000	Sysco Corporation	50,159,500
	Health Care Equipment & Supplies - 9.06%
2,234,400	Medtronic, Inc.	66,115,896
2,008,000	Stryker Corporation	67,609,360
		133,725,256
	Household Products - 10.25%
745,000	The Clorox Company	36,207,000
777,000	Colgate-Palmolive Company	46,759,860
1,419,000	The Procter & Gamble Company	68,353,230
		151,320,090
	Industrial Conglomerates - 5.37%
1,286,500	3M Company	58,484,290
2,435,972	General Electric Company	20,730,122
		79,214,412
	IT Services - 10.01%
1,792,500	Automatic Data Processing, Inc.	61,213,875
2,795,000	Cognizant Technology Solutions Corporation (a)	51,428,000
1,589,000	Paychex, Inc.	35,053,340
		147,695,215
	Life Science Tools & Services - 3.83%
1,604,000	Waters Corporation (a)	56,492,880
	Machinery - 4.71%
1,370,000	Danaher Corporation	69,541,200
	Media - 3.63%
2,228,000	Omnicom Group, Inc.	53,538,840
	Pharmaceuticals - 10.85%
1,746,000	Abbott Laboratories	82,655,640
1,551,500	Johnson & Johnson	77,575,000
		160,230,640
	Professional Services - 3.16%
2,170,000	Equifax, Inc.	46,655,000
	Software - 7.38%
2,082,000	Adobe Systems, Inc. (a)	34,769,400
4,589,200	Microsoft Corporation	74,115,580
		108,884,980

	Total Common Stock (Cost $1,825,302,626)	1,442,961,454

PRINCIPAL AMOUNT
	Short Term Investments - 1.98%
	Money Market Fund - 1.98%
$ 29,177,094	Fidelity Institutional Money Market Fund - Government Portfolio	29,177,094

	Total Short Term Investments (Cost $29,177,094)	29,177,094

	Total Investments (Cost $1,854,479,720) - 99.74%	1,472,138,548
	Other Assets in Excess of Liabilities - 0.26%	3,784,190
	NET ASSETS - 100.00%	$1,475,922,738

(a) Non-income producing security.

Notes to the Schedule of Investments (Unaudited)

1) FAS 157 - Summary of Fair Value Exposure at February 28, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective June 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Investments	$1,472,138,548	$1,472,138,548	$ —	$ —
Total	$1,472,138,548	$1,472,138,548	$ —	$ —

2) Federal Tax Information

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows*:

Cost of Investments	$1,854,479,720

Gross Unrealized Appreciation	60,441,257
Gross Unrealized Depreciation	(442,782,429)
Net Unrealized Depreciation	$ (382,341,172)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial

Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Jensen Portfolio, Inc.

By (Signature and Title)              /s/ Robert McIver
Robert McIver, President

Date     4/24/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Robert McIver
Robert McIver, President

Date     4/24/2009

By (Signature and Title)              /s/ Brian Ferrie
Brian Ferrie, Treasurer

Date     4/24/2009